Document and Entity Information	Oct. 29, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 29, 2022
Entity File Number	0-16211
Entity Registrant Name	DENTSPLY SIRONA Inc.
Entity Central Index Key	0000818479
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	39-1434669
Entity Address, Address Line One	13320 Ballantyne Corporate Place
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28277-3607
City Area Code	844
Local Phone Number	848-0137
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	XRAY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false